STATUTORY FINANCIAL DATA AND RESTRICTIONS	12 Months Ended
Dec. 31, 2011
STATUTORY FINANCIAL DATA AND RESTRICTIONS
STATUTORY FINANCIAL DATA AND RESTRICTIONS

18. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents statutory surplus and net income (loss) for AIG's general insurance and life insurance and retirement services operations in accordance with statutory accounting practices:

(in millions)	2011(d)	2010	2009

At December 31,
Statutory surplus(a):
General insurance(b)	$39,298	$40,300
Life insurance and retirement services	14,451	14,038

Years Ended December 31,
Statutory net income (loss)(a)(c):
General insurance	$2,194	$633	$2,937
Life insurance and retirement services	810	794	536

(a)
Excludes discontinued operations and other divested businesses. Statutory surplus and net income (loss) with respect to foreign operations are estimated at November 30.

(b)
The 2010 amount was increased by $310 million from that previously reported as a result of the finalization of statutory filings.

(c)
Includes catastrophe losses (General Insurance) and Net realized capital gains and losses.

(d)
Amount subject to change based on final statutory filings.

    AIG's insurance subsidiaries file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by domestic and foreign insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP for domestic companies are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

    At December 31, 2011, 2010 and 2009, statutory capital of AIG's insurance subsidiaries exceeded minimum company action level requirements.

EFFECT OF NEW STANDARDS

    Effective January 1, 2009, these domestic life insurance and domestic retirement services insurance entities, as well as certain other AIG insurance entities were initially required to prospectively adopt Statements of Statutory Accounting Principles (SSAP) No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 — Loan-backed and Structured Securities" (SSAP 98). However, in the first quarter of 2009, the NAIC subsequently delayed the effective date of SSAP No. 98 until September 30, 2009, in consideration of the FASB's issuance of a new other-than-temporary accounting standard. The NAIC subsequently promulgated SSAP 43R (Revised) — Loan-backed and Structured Securities, which was effective for the third quarter of 2009 and superseded SSAP No. 43 and also SSAP No. 98, prior to its delayed effective date. Similar to the new other-than-temporary accounting standard, SSAP No. 43R requires that credit-related other-than-temporary impairments of structured securities be measured based upon projected discounted cash flows. SunAmerica insurance entities recognized a cumulative effect adjustment upon the adoption of SSAP No. 43R that on a pre-tax basis increased regulatory capital by approximately $0.9 billion.

SUBSIDIARY DIVIDEND RESTRICTIONS

    Payments of dividends to AIG by its insurance subsidiaries are subject to certain restrictions imposed by regulatory authorities. With respect to AIG's domestic insurance subsidiaries, the payment of any dividend requires formal notice to the insurance department in which the particular insurance subsidiary is domiciled. For example, unless permitted by the New York Superintendent of Insurance, general insurance companies domiciled in New York may not pay dividends to shareholders that, in any 12-month period, exceed the lesser of ten percent of such company's statutory policyholders' surplus or 100 percent of its "adjusted net investment income," as defined. Generally, less severe restrictions applicable to both general and life insurance companies exist in most of the other states in which AIG's insurance subsidiaries are domiciled. Under the laws of many states, an insurer may pay a dividend without prior approval of the insurance regulator when the amount of the dividend is below certain regulatory thresholds. Other foreign jurisdictions may restrict the ability of AIG's foreign insurance subsidiaries to pay dividends.

    There are also various local restrictions limiting cash loans and advances to AIG by its subsidiaries. Largely as a result of these restrictions, approximately 89 percent of the aggregate equity of AIG's consolidated insurance operations was restricted from transfer to AIG Parent at December 31, 2011. AIG cannot predict how regulatory investigations may affect the ability of its regulated subsidiaries to pay dividends.

    To AIG's knowledge, no AIG insurance company is currently on any regulatory or similar "watch list" with regard to solvency.